TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
TRADE AND OTHER PAYABLES	The following table includes a detail of trade and other payables. The fair value approximates the carrying value as of the periods presented:

	December 31, 2023	December 31, 2022
Trade payables	$49,487	$90,437
Other payables	4,003	3,327
Total trade and other payables	$53,490	$93,764